Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2018	2019
Machinery, equipment and others	93,491	92,915
Buildings	6,639	29,089
Accumulated amortization	(58,861)	(61,349)

	41,269	60,655

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2019:

Fiscal year ending March 31	Yen in millions
2020	36,195
2021	10,429
2022	6,454
2023	5,246
2024	3,448
Later fiscal years	15,441

Total minimum lease payments	77,213
Less — Amount representing interest	8,385

Present value of net minimum lease payments	68,828
Less — Current obligations	35,144

Long-term capital lease obligations	33,684

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2019 are as follows:

Fiscal year ending March 31	Yen in millions
2020	58,901
2021	48,823
2022	34,726
2023	25,355
2024	22,152
Later fiscal years	78,507

Total minimum future rentals	268,464